CONSOLIDATED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 4,689	$ 4,055	$ 3,451
Cost of sales	(4,163)	(3,439)	(2,903)
Gross profit	526	616	548
Sales, general and administration expenses	(212)	(418)	(189)
Intangible amortization	(138)	(151)	(149)
Operating profit	176	47	210
Net finance income/(expense)	80	(235)	(70)
Profit/(loss) before tax	256	(188)	140
Income tax charge	(19)	(22)	(29)
Profit/(loss) for the period	237	(210)	111
Profit/(loss) attributable to:
Equity holders	$ 237	$ (210)	$ 111
(Loss)/earnings per share
Basic earnings/(loss) per share attributable to equity holders | $ / shares	$ 0.38	$ (0.39)	$ 0.22
Diluted earnings/(loss) per share attributable to equity holders | $ / shares	$ 0.38	$ (0.39)	$ 0.22
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 4,689	$ 4,055	$ 3,451
Cost of sales	(4,096)	(3,409)	(2,896)
Gross profit	593	646	555
Sales, general and administration expenses	(189)	(176)	(176)
Intangible amortization	(138)	(151)	(149)
Operating profit	266	319	230
Net finance income/(expense)	(138)	(178)	(70)
Profit/(loss) before tax	128	141	160
Income tax charge	(36)	(39)	(43)
Profit/(loss) for the period	92	102	117
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(67)	(30)	(7)
Gross profit	(67)	(30)	(7)
Sales, general and administration expenses	(23)	(242)	(13)
Operating profit	(90)	(272)	(20)
Net finance income/(expense)	218	(57)
Profit/(loss) before tax	128	(329)	(20)
Income tax charge	17	17	14
Profit/(loss) for the period	$ 145	$ (312)	$ (6)